Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Mandatorily	kr 65,687	kr 58,772
Derivatives used for hedge accounting	1,969	746
Amortized cost	291,828	297,883
Total financial assets	359,484	357,401
Cash and cash equivalents
Financial assets at fair value through profit or loss
Amortized cost	5,219	3,482
Total financial assets	5,219	3,482
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	4,150	11,525
Total financial assets	4,150	11,525
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	52,843	41,561
Total financial assets	52,843	41,561
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Amortized cost	48,726	51,227
Total financial assets	48,726	51,227
Loans to credit institutions
Financial assets at fair value through profit or loss
Amortized cost	13,529	19,009
Total financial assets	13,529	19,009
Loans to the public
Financial assets at fair value through profit or loss
Amortized cost	224,354	224,165
Total financial assets	224,354	224,165
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	8,674	5,686
Derivatives used for hedge accounting	1,969	746
Total financial assets	10,643	kr 6,432
Shares
Financial assets at fair value through profit or loss
Mandatorily	20
Total financial assets	kr 20